Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous current liabilities [abstract]
Disclosure of detailed information about other current liabilities [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Current
Environmental and other provisions (note 18)	$41,017	$33,675
Pension liability (note 19)	10,472	13,552
Other employee benefits (note 20)	3,530	3,154
Unearned revenue	7,983	1,590
	$63,002	$51,971